LOANS, FINANCING AND DEBENTURES - Changes in loans, financing and debentures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
LOANS, FINANCING AND DEBENTURES
Beginning of the year	R$ 44,015,645
End of the year	59,106,522	R$ 44,015,645
Financing, Loans and Debentures [Member]
LOANS, FINANCING AND DEBENTURES
Beginning of the year	44,015,645	47,002,033
Effects of deconsolidation - Eletronuclear	(6,380,128)
Taking Over - MESA	19,979,111
Funding	8,500,000	4,828,697
Interest, charges, Monetary and exchange variations incurred	3,716,921	2,936,377
Interest paid	(3,306,894)	(2,545,458)
Amortization of principal	(6,849,396)	(8,429,427)
Appropriate transaction costs	744	(13,825)
Transfers	3,527	213,129
RGR derecognition	(573,008)	24,119
End of the year	R$ 59,106,522	R$ 44,015,645